VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II
—V
ALUATION AND QUALIFYING ACCOUNTS AND RESERVES
(IN THOUSANDS)

		Additions
	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions (1)	Balance at End of Period
FISCAL YEAR ENDED DECEMBER 31, 2022
Allowance for credit losses	$1,726	$(460)	$—	$(290)	$976
Inventory and other reserves	$7,141	$6,796	$—	$(7,469)	$6,468
Tax valuation allowance	$10,083	$27,871	$(143)	$(1,993)	$35,818

FISCAL YEAR ENDED JANUARY 1, 2022
Allowance for credit losses	$2,298	$(214)	$—	$(358)	$1,726
Inventory and other reserves	$10,239	$7,657	$—	$(10,755)	$7,141
Tax valuation allowance	$7,190	$1,266	$4,437	$(2,810)	$10,083

FISCAL YEAR ENDED JANUARY 2, 2021
Allowance for credit losses	$1,813	$411	$—	$74	$2,298
Inventory and other reserves	$4,685	$16,425	$—	$(10,871)	$10,239
Tax valuation allowance	$6,760	$792	$141	$(503)	$7,190

(1)	Primarily represents the utilization of established reserves, net of recoveries, where applicable.